Note 2 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	In Thousands
	2019	2018
Mortgage loans on real estate:
Residential 1-4 family	$511,250	460,692
Multifamily	97,104	134,613
Commercial	793,379	701,055
Construction	425,185	518,245
Farmland	19,268	24,071
Second mortgages	10,760	11,197
Equity lines of credit	72,379	62,013
Total mortgage loans on real estate	1,929,325	1,911,886
Commercial loans	98,265	78,245
Agricultural loans	1,569	1,985
Consumer installment loans:
Personal	50,532	45,072
Credit cards	4,302	3,687
Total consumer installment loans	54,834	48,759
Other loans	9,049	9,324
	2,093,042	2,050,199
Net deferred loan fees	(7,141)	(7,020)
Total loans	2,085,901	2,043,179
Less: Allowance for loan losses	(28,726)	(27,174)
Loans, net	$2,057,175	2,016,005

Schedule of Loans Receivable to Related Parties [Table Text Block]
	In Thousands
	December 31,
	2019	2018
Balance, January 1	$13,019	7,759
New loans and renewals during the year	31,548	17,278
Repayments (including loans paid by renewal) during the year	(31,689)	(12,018)
Balance, December 31	$12,878	13,019

Impaired Financing Receivables [Table Text Block]
In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2019
With no related allowance recorded:
Residential 1-4 family	$1,090	1,464	—	1,090	99
Multifamily	—	—	—	—	—
Commercial real estate	951	1,124	—	910	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,041	2,588	—	2,000	116
In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2019
With allowance recorded:
Residential 1-4 family	$1,489	1,480	795	1,590	83
Multifamily	—	—	—	—	—
Commercial real estate	1,522	1,520	341	2,015	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,011	3,000	1,136	3,605	100
In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2019
Total:
Residential 1-4 family	$2,579	2,944	795	2,680	182
Multifamily	—	—	—	—	—
Commercial real estate	2,473	2,644	341	2,925	34
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$5,052	5,588	1,136	5,605	216
	In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2018
With no related allowance recorded:
Residential 1-4 family	$1,196	1,795	—	1,862	42
Multifamily	—	—	—	—	—
Commercial real estate	317	316	—	320	16
Construction	690	686	—	822	42
Farmland	—	—	—	233	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,203	2,797	—	3,237	100
In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2018
With allowance recorded:
Residential 1-4 family	$1,641	1,635	852	1,782	77
Multifamily	—	—	—	—	—
Commercial real estate	1,515	1,515	312	2,001	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,156	3,150	1,164	3,783	94
	In Thousands
	Recorded	Unpaid Principal		Average Recorded	Interest Income
	Investment	Balance	Related Allowance	Investment	Recognized
December 31, 2018
Total:
Residential 1-4 family	$2,837	3,430	852	3,644	119
Multifamily	—	—	—	—	—
Commercial real estate	1,832	1,831	312	2,321	33
Construction	690	686	—	822	42
Farmland	—	—	—	233	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$5,359	5,947	1,164	7,020	194

Financing Receivable, Nonaccrual [Table Text Block]
	In Thousands
	2019	2018
Residential 1-4 family	$949	948
Multifamily	—	—
Commercial real estate	1,661	1,102
Construction	—	—
Farmland	—	—
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$2,610	2,050

Financing Receivable Credit Quality Indicators [Table Text Block]
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2019
Pass	$503,861	97,104	791,610	424,517	19,106	10,458	72,237	98,243	65,255	2,082,391
Special mention	2,923	—	—	635	103	174	—	—	101	3,936
Substandard	4,466	—	1,769	33	59	128	142	22	96	6,715
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$511,250	97,104	793,379	425,185	19,268	10,760	72,379	98,265	65,452	2,093,042
December 31, 2018
Pass	$452,411	134,613	698,083	518,123	23,895	10,979	61,927	78,206	59,923	2,038,160
Special mention	3,949	—	1,690	64	112	179	—	39	78	6,111
Substandard	4,332	—	1,282	58	64	39	86	—	67	5,928
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$460,692	134,613	701,055	518,245	24,071	11,197	62,013	78,245	60,068	2,050,199

Financing Receivable, Past Due [Table Text Block]
	In Thousands
							Recorded
							Investment
			Nonaccrual	Total			Greater Than
	30-59 Days	60-89 Days	and Greater	Nonaccrual			90 Days and
	Past Due	Past Due	Than 90 Days	Past Due	Current	Total Loans	Accruing
December 31, 2019
Residential 1-4 family	$4,760	799	2,336	7,895	503,355	511,250	1,387
Multifamily	—	—	—	—	97,104	97,104	—
Commercial real estate	500	—	1,661	2,161	791,218	793,379	—
Construction	1,535	147	594	2,276	422,909	425,185	594
Farmland	57	—	8	65	19,203	19,268	8
Second mortgages	—	—	100	100	10,660	10,760	100
Equity lines of credit	143	—	372	515	71,864	72,379	372
Commercial	71	30	—	101	98,164	98,265	—
Agricultural, installment and other	517	116	46	679	64,773	65,452	46
Total	$7,583	1,092	5,117	13,792	2,079,250	2,093,042	2,507
December 31, 2018
Residential 1-4 family	$3,258	1,092	1,868	6,218	454,474	460,692	920
Multifamily	—	—	—	—	134,613	134,613	—
Commercial real estate	312	109	1,174	1,595	699,460	701,055	72
Construction	1,567	26	32	1,625	516,620	518,245	32
Farmland	43	9	21	73	23,998	24,071	21
Second mortgages	333	—	—	333	10,864	11,197	—
Equity lines of credit	297	—	45	342	61,671	62,013	45
Commercial	93	—	24	117	78,128	78,245	24
Agricultural, installment and other	407	85	95	587	59,481	60,068	95
Total	$6,310	1,321	3,259	10,890	2,039,309	2,050,199	1,209

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2019
Allowance for loan losses:
Beginning balance	$6,297	1,481	9,753	7,084	221	118	731	622	867	27,174
Provision	838	(364)	1,484	(1,510)	(34)	5	158	422	1,041	2,040
Charge-offs	(15)	—	(173)	—	—	—	—	(15)	(1,160)	(1,363)
Recoveries	24	—	50	423	—	—	—	15	363	875
Ending balance	$7,144	1,117	11,114	5,997	187	123	889	1,044	1,111	28,726
Ending balance individually evaluated for impairment	$795	—	341	—	—	—	—	—	—	1,136
Ending balance collectively evaluated for impairment	$6,349	1,117	10,773	5,997	187	123	889	1,044	1,111	27,590
Loans:
Ending balance	$511,250	97,104	793,379	425,185	19,268	10,760	72,379	98,265	65,452	2,093,042
Ending balance individually evaluated for impairment	$2,569	—	2,471	—	—	—	—	—	—	5,040
Ending balance collectively evaluated for impairment	$508,681	97,104	790,908	425,185	19,268	10,760	72,379	98,265	65,452	2,088,002
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2018
Allowance for loan losses:
Beginning balance	$5,156	1,011	9,267	6,094	487	94	723	401	676	23,909
Provision	1,568	470	436	921	(266)	24	7	218	920	4,298
Charge-offs	(492)	—	—	(19)	—	—	—	—	(1,152)	(1,663)
Recoveries	65	—	50	88	—	—	1	3	423	630
Ending balance	$6,297	1,481	9,753	7,084	221	118	731	622	867	27,174
Ending balance individually evaluated for impairment	$852	—	312	—	—	—	—	—	—	1,164
Ending balance collectively evaluated for impairment	$5,445	1,481	9,441	7,084	221	118	731	622	867	26,010
Loans:
Ending balance	$460,692	134,613	701,055	518,245	24,071	11,197	62,013	78,245	60,068	2,050,199
Ending balance individually evaluated for impairment	$2,829	—	1,831	686	—	—	—	—	—	5,346
Ending balance collectively evaluated for impairment	$457,863	134,613	699,224	517,559	24,071	11,197	62,013	78,245	60,068	2,044,853

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	2019	2018
Performing TDRs	$3,080	1,676
Nonperforming TDRs	1,467	816
Total TDRs	$4,547	2,492
	December 31, 2019			December 31, 2018
			Post Modification			Post Modification
		Pre Modification	Outstanding		Pre Modification	Outstanding
		Outstanding	Recorded		Outstanding	Recorded
	Number of	Recorded	Investment, Net of	Number of	Recorded	Investment, Net of
	Contracts	Investment	Related Allowance	Contracts	Investment	Related Allowance
Residential 1-4 family	1	$1,338	$619	4	$448	$448
Multifamily	—	—	—	—	—	—
Commercial real estate	4	2,677	2,399	—	—	—
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	—	—	—	2	5	5
Total	5	$4,015	$3,018	6	$453	$453